Statement of comprehensive income, OCI components presented before tax (Statement) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit recognized in income statement	€ 2,387,000,000	€ (823,000,000)
Other comprehensive income	(1,818,000,000)	(3,173,000,000)
Other comprehensive income that will not be reclassified to profit or loss, before tax	361,000,000	(375,000,000)
Actuarial gains and losses from defined benefit pension plans	214,000,000	166,000,000
Non-current assests available for sale	(3,000,000)	1,000,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	0	0
Changes in fair value of equity instruments measured at fair value with changes in other comprehensive income net	205,000,000	(560,000,000)
Gains or losses from hedge accounting of equity instruments at fair value through other comprehensive income net	0	0
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	22,000,000	62,000,000
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	77,000,000	44,000,000
Other comprehensive income that will not be reclassified to profit or loss, before tax	(2,179,000,000)	(2,798,000,000)
Other comprehensive income, before tax, hedges of net investments in foreign operations	(137,000,000)	573,000,000
Gains (losses) on hedges of net investments in foreign operations, before tax	(137,000,000)	573,000,000
Reclassification adjustments on hedges of net investments in foreign operations, before tax	0	0
Other Reclassifications Comprehensive Income Before Tax Hedges Of Net Investments In Foreign Operations	0	0
Other comprehensive income, before tax, exchange differences on translation	(453,000,000)	(3,917,000,000)
Gains (losses) on exchange differences on translation, before tax	(435,000,000)	(3,918,000,000)
Reclassification adjustments on exchange differences on translation, before tax	18,000,000	(1,000,000)
assifications Comprehensive Income Before Tax Exchange Differences On Translation	0	0
Other comprehensive income, before tax, cash flow hedges	(458,000,000)	167,000,000
Gains (losses) on cash flow hedges, before tax	(321,000,000)	167,000,000
Reclassification adjustments on cash flow hedges, before tax	137,000,000	0
Amounts removed from equity and included in carrying amount of non-financial asset (liability) whose acquisition or incurrence was hedged highly probable forecast transaction, net of tax	0	0
Other reclassification comprehensive income before tax cash flow hedges	0	0
Other Comprehensive Income Before Tax Debt Instruments At Fair Value With Changes In Other Comprehensive Income	(825,000,000)	3,000,000
Gains (losses) on remeasuring available-for-sale financial assets, before tax	(737,000,000)	103,000,000
Reclassification adjustments on available-for-sale financial assets, before tax	88,000,000	100,000,000
Other reclassification comprehensive income before tax available for sale financial assets	0	0
Other comprehensive income before tax non current assets held for sale	(663,000,000)	517,000,000
Gains (losses) on non current assets held for sale	(30,000,000)	517,000,000
Reclassification adjustments on non current assets held for sale	(634,000,000)	0
Other Reclassifications Comprehensive Income Before Tax Non Current Assets Held For Sale	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	5,000,000	(14,000,000)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(353,000,000)	127,000,000
Comprehensive income	569,000,000	(3,996,000,000)
Comprehensive income, attributable to non-controlling interests	32,000,000	(243,000,000)
Comprehensive income, attributable to owners of parent	€ 537,000,000	€ (3,753,000,000)